Income tax expense (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Summary of Income Tax Recognized in Income or Loss
Income tax recognized in income or loss:

	2021	2020

Current tax expense
Current year	179,821	103,080
Adjustment for prior years	(2,102)	1,092
	177,719	104,172

Deferred tax expense (recovery)
Origination and reversal of temporary differences	(27,427)	(7,536)
Variation in tax rate	175	70
Adjustment for prior years	1,339	(9,724)

	(25,913)	(17,190)

Income tax expense	151,806	86,982

Summary of Income Tax Recognized in Other Comprehensive Income
Income tax recognized in other comprehensive income:

	2021			2020

		Tax			Tax
	Before	(benefit)	Net of	Before	(benefit)	Net of
	tax	expense	tax	Tax	expense	tax

Foreign currency translation differences	12,960	-	12,960	21,182	-	21,182
Defined benefit plan remeasurement gains (losses)	(5,513)	(1,385)	(4,128)	(2,204)	(581)	(1,623)
Employee benefit	124	37	87	(14)	(4)	(10)
Loss on net investment hedge	(17,894)	(2,352)	(15,542)	(2,317	(307)	(2,010)
Loss on cash flow hedge	-	-	-	(488)	(1)	(487)
Change in fair value of investment in equity securities	27,803	3,656	24,147	-	-	-

	17,480	(44)	17,524	16,159	(893)	17,052

Summary of Reconciliation of Effective Tax Rate	Reconciliation of effective tax rate:

	2021		2020

Income before income tax		816,167		362,657

Income tax using the Company’s statutory tax rate	26.5%	216,284	26.5%	96,104
Increase (decrease) resulting from:
Rate differential between jurisdictions	-0.2%	(1,250)	-1.2%	(4,452)
Variation in tax rate	0.0%	175	0.0%	70
Non deductible expenses	0.7%	5,662	2.4%	8,704
Tax deductions and tax exempt income 1	-8.5%	(69,530)	-2.8%	(10,176)
Adjustment for prior years	-0.1%	(763)	-2.4%	(8,632)
Multi-jurisdiction tax	0.2%	1,228	0.3%	913
Treasury Regulations interpretive guidance
clarifying the U.S. Tax Reform Bill	0.0%	-	1.2%	4,451

	18.6%	151,806	24.0%	86,982
1
Tax deductions and tax exempt income for 2021 is mainly due to the tax exempt bargain purchase gain recorded on the acquisition of UPS Freight.